CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 680,000,000	$ 988,000,000
Trade receivables	7,424,000,000	7,523,000,000
Inventories	5,060,000,000	4,954,000,000
Assets Held For Sale	1,278,000,000	841,000,000
Prepaid Expenses	1,203,000,000	1,629,000,000
Other Current Assets	581,000,000	1,293,000,000
Total current assets	16,226,000,000	17,228,000,000
Other non-current assets	1,049,000,000	1,235,000,000
Deferred Income Taxes	536,000,000	625,000,000
Property, plant and equipment, net	8,001,000,000	8,073,000,000
Identifiable intangible assets, net	20,878,000,000	21,487,000,000
Goodwill	39,392,000,000	44,409,000,000
Total assets	86,082,000,000	93,057,000,000
Current liabilities:
Short-term debt	2,731,000,000	3,276,000,000
Sales Reserves And Allowances	7,662,000,000	7,839,000,000
Trade payables	2,370,000,000	2,157,000,000
Employee Related Obligations	718,000,000	859,000,000
Accrued Expenses	2,577,000,000	3,405,000,000
Liabilities Held For Sale	38,000,000	116,000,000
Other current liabilities	847,000,000	836,000,000
Total current liabilities	16,943,000,000	18,488,000,000
Long-term liabilities:
Deferred income taxes	4,914,000,000	5,413,000,000
Other taxes and long term liabilities	1,959,000,000	1,639,000,000
Senior notes and loans	31,971,000,000	32,524,000,000
Total long term liabilities	38,844,000,000	39,576,000,000
Total liabilities	55,787,000,000	58,064,000,000
Teva shareholders' equity:
Preferred Shares	3,620,000,000	3,620,000,000
Ordinary shares	54,000,000	54,000,000
Additional paid-in capital	23,471,000,000	23,409,000,000
Retained earnings	7,873,000,000	13,607,000,000
Accumulated other comprehensive loss	(2,197,000,000)	(3,159,000,000)
Treasury shares	(4,150,000,000)	(4,194,000,000)
Stockholders' equity attributable to Teva shareholders	28,671,000,000	33,337,000,000
Non-controlling interests	1,624,000,000	1,656,000,000
Total equity	30,295,000,000	34,993,000,000
Total liabilities and equity	$ 86,082,000,000	$ 93,057,000,000